BUSINESS SEGMENTS (Segment Reporting) (Details) - USD ($)		3 Months Ended																7 Months Ended	12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues:
Unaffiliated customers		$ 3,516,000,000	[1]	$ 3,382,000,000	[1]	$ 3,938,000,000	[1]	$ 3,771,000,000	[1]	$ 4,869,000,000	[2]	$ 5,317,000,000	[2]	$ 5,136,000,000	[2]	$ 4,679,000,000	[2]		$ 14,607,000,000	[1],[3]	$ 20,001,000,000	[2],[3]	$ 19,331,000,000	[3]
Intersegment																			0		0		0
Production and delivery																			10,693,000,000	[4],[5]	11,116,000,000		11,078,000,000
Depreciation, depletion and amortization																			3,240,000,000		3,635,000,000		2,551,000,000
Impairment of oil and gas properties		3,700,000,000		3,700,000,000		2,700,000,000		3,100,000,000		3,400,000,000		308,000,000						$ 0	13,144,000,000		3,737,000,000		0
Copper and molybdenum inventory adjustments		184,000,000		91,000,000		59,000,000		4,000,000											338,000,000		6,000,000		3,000,000
Selling, general and administrative expenses																			558,000,000		580,000,000		645,000,000
Mining exploration and research expenses																			107,000,000		106,000,000		168,000,000
Environmental obligations and shutdown costs																			78,000,000		119,000,000		66,000,000
Goodwill impairment										1,700,000,000									0		1,717,000,000		0
Net gain on sales of assets										(671,000,000)		(46,000,000)							(39,000,000)		(717,000,000)		0
Operating (loss) income		(4,097,000,000)	[6],[7],[8]	(3,964,000,000)	[6],[7],[8]	(2,421,000,000)	[6],[7],[8]	(3,030,000,000)	[6],[7],[8]	(3,394,000,000)	[9],[10]	$ 1,033,000,000	[9],[10]	$ 1,042,000,000		$ 1,021,000,000			(13,512,000,000)	[6],[7],[8]	(298,000,000)	[9],[10]	4,820,000,000
Interest expense, net																			617,000,000		606,000,000		501,000,000
Provision for income taxes																			(1,951,000,000)		225,000,000	[11],[12]	1,340,000,000	[13]
Total assets		46,577,000,000								58,674,000,000								63,385,000,000	46,577,000,000		58,674,000,000		63,385,000,000
Capital expenditures																			6,353,000,000		7,215,000,000		5,286,000,000
Restructuring Costs and Asset Impairment Charges		53,000,000		95,000,000															145,000,000
Disposal Group, Including Discontinued Operation, Assets		4,900,000,000								4,800,000,000								4,600,000,000	4,900,000,000		4,800,000,000		4,600,000,000
Income Tax Expense (Benefit) Adjustments																			(1,374,000,000)	[14]	0		199,000,000	[15]
North America Copper Mines Segment [Member]
Revenues:
Unaffiliated customers																			909,000,000		700,000,000		570,000,000
Intersegment																			4,217,000,000		4,916,000,000		4,613,000,000
Production and delivery																			3,799,000,000	[4],[5]	3,440,000,000		3,266,000,000
Depreciation, depletion and amortization																			560,000,000		484,000,000		402,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			142,000,000		0		0
Selling, general and administrative expenses																			6,000,000		5,000,000		5,000,000
Mining exploration and research expenses																			7,000,000		8,000,000		5,000,000
Environmental obligations and shutdown costs																			3,000,000		(5,000,000)		(1,000,000)
Goodwill impairment																					0
Net gain on sales of assets																			(39,000,000)		(14,000,000)
Operating (loss) income																			648,000,000		1,698,000,000		1,506,000,000
Interest expense, net																			4,000,000		4,000,000		4,000,000
Provision for income taxes																			0		0		0
Total assets		8,445,000,000								9,391,000,000								8,920,000,000	8,445,000,000		9,391,000,000		8,920,000,000
Capital expenditures																			355,000,000		969,000,000		1,066,000,000
Restructuring Costs and Asset Impairment Charges																			99,000,000
Morenci [Member]
Revenues:
Unaffiliated customers																			558,000,000		364,000,000		244,000,000
Intersegment																			1,646,000,000		1,752,000,000		1,673,000,000
Production and delivery																			1,523,000,000	[4],[5]	1,287,000,000		1,233,000,000
Depreciation, depletion and amortization																			217,000,000		168,000,000		133,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			0		0		0
Selling, general and administrative expenses																			3,000,000		2,000,000		2,000,000
Mining exploration and research expenses																			0		0		0
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			461,000,000		659,000,000		549,000,000
Interest expense, net																			2,000,000		3,000,000		3,000,000
Provision for income taxes																			0		0		0
Total assets		3,567,000,000								3,780,000,000								3,110,000,000	3,567,000,000		3,780,000,000		3,110,000,000
Capital expenditures																			253,000,000		826,000,000		737,000,000
Other North America Copper Mines [Member]
Revenues:
Unaffiliated customers																			351,000,000		336,000,000		326,000,000
Intersegment																			2,571,000,000		3,164,000,000		2,940,000,000
Production and delivery																			2,276,000,000	[4],[5]	2,153,000,000		2,033,000,000
Depreciation, depletion and amortization																			343,000,000		316,000,000		269,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			142,000,000		0		0
Selling, general and administrative expenses																			3,000,000		3,000,000		3,000,000
Mining exploration and research expenses																			7,000,000		8,000,000		5,000,000
Environmental obligations and shutdown costs																			3,000,000		(5,000,000)		(1,000,000)
Goodwill impairment																					0
Net gain on sales of assets																			(39,000,000)		(14,000,000)
Operating (loss) income																			187,000,000		1,039,000,000		957,000,000
Interest expense, net																			2,000,000		1,000,000		1,000,000
Provision for income taxes																			0		0		0
Total assets		4,878,000,000								5,611,000,000								5,810,000,000	4,878,000,000		5,611,000,000		5,810,000,000
Capital expenditures																			102,000,000		143,000,000		329,000,000
South America [Member]
Revenues:
Unaffiliated customers																			1,873,000,000		3,022,000,000		3,852,000,000
Intersegment																			61,000,000		510,000,000		633,000,000
Production and delivery																			1,438,000,000	[4],[5]	1,939,000,000		2,069,000,000
Depreciation, depletion and amortization																			352,000,000		367,000,000		346,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			73,000,000		0		0
Selling, general and administrative expenses																			4,000,000		6,000,000		7,000,000
Mining exploration and research expenses																			0		0		0
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			67,000,000		1,220,000,000		2,063,000,000
Interest expense, net																			16,000,000		1,000,000		3,000,000
Provision for income taxes																			4,000,000		531,000,000		720,000,000
Total assets		11,106,000,000								9,483,000,000								10,580,000,000	11,106,000,000		9,483,000,000		10,580,000,000
Capital expenditures																			1,722,000,000		1,785,000,000		1,145,000,000
Restructuring Costs and Asset Impairment Charges																			13,000,000
Cerro Verde [Member]
Revenues:
Unaffiliated customers																			1,065,000,000		1,282,000,000		1,473,000,000
Intersegment																			68,000,000		206,000,000		360,000,000
Production and delivery																			815,000,000	[4],[5]	741,000,000		781,000,000
Depreciation, depletion and amortization																			219,000,000		159,000,000		152,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			0		0		0
Selling, general and administrative expenses																			3,000,000		3,000,000		3,000,000
Mining exploration and research expenses																			0		0		0
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			96,000,000		585,000,000		897,000,000
Interest expense, net																			16,000,000		1,000,000		2,000,000
Provision for income taxes																			13,000,000		265,000,000		316,000,000
Total assets		9,445,000,000								7,490,000,000								6,584,000,000	9,445,000,000		7,490,000,000		6,584,000,000
Capital expenditures																			1,674,000,000		1,691,000,000		960,000,000
Other South America Mines [Member]
Revenues:
Unaffiliated customers																			808,000,000	[16]	1,740,000,000	[16]	2,379,000,000
Intersegment																			(7,000,000)	[16],[17]	304,000,000	[16]	273,000,000
Production and delivery																			623,000,000	[4],[5],[16]	1,198,000,000	[16]	1,288,000,000
Depreciation, depletion and amortization																			133,000,000	[16]	208,000,000	[16]	194,000,000
Impairment of oil and gas properties	[16]																		0		0
Copper and molybdenum inventory adjustments																			73,000,000	[16]	0	[16]	0
Selling, general and administrative expenses																			1,000,000	[16]	3,000,000	[16]	4,000,000
Mining exploration and research expenses																			0	[16]	0	[16]	0
Environmental obligations and shutdown costs																			0	[16]	0	[16]	0
Goodwill impairment	[16]																				0
Net gain on sales of assets	[16]																		0		0
Operating (loss) income																			(29,000,000)	[16]	635,000,000	[16]	1,166,000,000
Interest expense, net																			0	[16]	0	[16]	1,000,000
Provision for income taxes																			(9,000,000)	[16]	266,000,000	[16]	404,000,000
Total assets		1,661,000,000	[16]							1,993,000,000	[16]							3,996,000,000	1,661,000,000	[16]	1,993,000,000	[16]	3,996,000,000
Capital expenditures																			48,000,000	[16]	94,000,000	[16]	185,000,000
Indonesia - Grasberg [Member]
Revenues:
Unaffiliated customers																			2,617,000,000		2,848,000,000		3,751,000,000
Intersegment																			36,000,000		223,000,000		336,000,000
Production and delivery																			1,808,000,000	[4],[5]	1,988,000,000		2,309,000,000
Depreciation, depletion and amortization																			293,000,000		266,000,000		247,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			0		0		0
Selling, general and administrative expenses																			103,000,000		98,000,000		110,000,000
Mining exploration and research expenses																			0		0		1,000,000
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			449,000,000		719,000,000		1,420,000,000
Interest expense, net																			0		0		12,000,000
Provision for income taxes																			195,000,000		293,000,000		603,000,000
Total assets		9,402,000,000								8,626,000,000								7,437,000,000	9,402,000,000		8,626,000,000		7,437,000,000
Capital expenditures																			913,000,000		948,000,000		1,030,000,000
Molybdenum [Member]
Revenues:
Unaffiliated customers																			0		0		0
Intersegment																			348,000,000		587,000,000		522,000,000
Production and delivery																			312,000,000	[4],[5]	328,000,000		317,000,000
Depreciation, depletion and amortization																			97,000,000		92,000,000		82,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			11,000,000		0		0
Selling, general and administrative expenses																			0		0		0
Mining exploration and research expenses																			0		0		0
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			(72,000,000)		167,000,000		123,000,000
Interest expense, net																			0		0		0
Provision for income taxes																			0		0		0
Total assets		1,999,000,000								2,095,000,000								2,107,000,000	1,999,000,000		2,095,000,000		2,107,000,000
Capital expenditures																			13,000,000		54,000,000		164,000,000
Restructuring Costs and Asset Impairment Charges																			7,000,000
Rod & Refining [Member]
Revenues:
Unaffiliated customers																			4,125,000,000		4,626,000,000		4,995,000,000
Intersegment																			29,000,000		29,000,000		27,000,000
Production and delivery																			4,129,000,000	[4],[5]	4,633,000,000		4,990,000,000
Depreciation, depletion and amortization																			9,000,000		10,000,000		9,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			0		0		0
Selling, general and administrative expenses																			0		0		0
Mining exploration and research expenses																			0		0		0
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			16,000,000		12,000,000		23,000,000
Interest expense, net																			0		0		0
Provision for income taxes																			0		0		0
Total assets		219,000,000								235,000,000								239,000,000	219,000,000		235,000,000		239,000,000
Capital expenditures																			4,000,000		4,000,000		4,000,000
Restructuring Costs and Asset Impairment Charges																			3,000,000
Atlantic Copper Smelting & Refining [Member]
Revenues:
Unaffiliated customers																			1,955,000,000		2,391,000,000		2,027,000,000
Intersegment																			15,000,000		21,000,000		14,000,000
Production and delivery																			1,848,000,000	[4],[5]	2,356,000,000		2,054,000,000
Depreciation, depletion and amortization																			39,000,000		41,000,000		42,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			0		0		0
Selling, general and administrative expenses																			16,000,000		17,000,000		20,000,000
Mining exploration and research expenses																			0		0		0
Environmental obligations and shutdown costs																			0		0		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			67,000,000		(2,000,000)		(75,000,000)	[18]
Interest expense, net																			10,000,000		13,000,000		16,000,000
Provision for income taxes																			0		0		0
Total assets		612,000,000								898,000,000								1,039,000,000	612,000,000		898,000,000		1,039,000,000
Capital expenditures																			23,000,000		17,000,000		67,000,000
Cost of Goods Sold, Maintenance Costs																							$ 50,000,000
Maintenance Turnaround, Duration																							68 days
Corporate, Other & Eliminations [Member]
Revenues:
Unaffiliated customers																			1,000,000		0		$ 4,000,000
Intersegment																			0		0		0
Production and delivery																			(1,000,000)	[4],[5]	2,000,000		7,000,000
Depreciation, depletion and amortization																			14,000,000		14,000,000		11,000,000
Impairment of oil and gas properties																			164,000,000	[19]	0
Copper and molybdenum inventory adjustments																			0		0		0
Selling, general and administrative expenses																			221,000,000		222,000,000		354,000,000
Mining exploration and research expenses																			0		0		11,000,000
Environmental obligations and shutdown costs																			1,000,000		1,000,000		0
Goodwill impairment																					0
Net gain on sales of assets																			0		0
Operating (loss) income																			(398,000,000)		(239,000,000)		(379,000,000)
Interest expense, net																			326,000,000		263,000,000		205,000,000
Provision for income taxes																			(2,150,000,000)		(820,000,000)		17,000,000	[20]
Total assets		281,000,000								720,000,000								959,000,000	281,000,000		720,000,000		959,000,000
Capital expenditures																			110,000,000		29,000,000		56,000,000
Restructuring Costs and Asset Impairment Charges																			3,000,000
Other Mining and Eliminations Segment [Member]
Revenues:
Unaffiliated customers																			1,133,000,000	[21]	1,704,000,000	[21]	1,516,000,000	[22]
Intersegment																			(4,706,000,000)		(6,286,000,000)		(6,145,000,000)
Production and delivery																			(3,851,000,000)	[4],[5]	(4,807,000,000)		(4,616,000,000)
Depreciation, depletion and amortization																			72,000,000		70,000,000		48,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			112,000,000		6,000,000		3,000,000
Selling, general and administrative expenses																			20,000,000		25,000,000		29,000,000
Mining exploration and research expenses																			100,000,000		98,000,000		151,000,000
Environmental obligations and shutdown costs																			74,000,000		123,000,000		67,000,000
Goodwill impairment																					0
Net gain on sales of assets																			0		(703,000,000)	[23]
Operating (loss) income																			(100,000,000)		606,000,000		(311,000,000)
Interest expense, net																			75,000,000		84,000,000		80,000,000
Provision for income taxes																			0		221,000,000	[23]	0
Total assets		6,372,000,000	[24]							6,392,000,000	[24]							5,852,000,000 [25]	6,372,000,000	[24]	6,392,000,000	[24]	5,852,000,000	[25]
Capital expenditures																			265,000,000	[24]	204,000,000	[24]	318,000,000	[25]
Restructuring Costs and Asset Impairment Charges																			20,000,000
Mining Operations [Member]
Revenues:
Unaffiliated customers																			12,612,000,000		15,291,000,000		16,711,000,000
Intersegment																			0		0		0
Production and delivery																			9,483,000,000	[4],[5]	9,877,000,000		10,389,000,000
Depreciation, depletion and amortization																			1,422,000,000		1,330,000,000		1,176,000,000
Impairment of oil and gas properties																			0		0
Copper and molybdenum inventory adjustments																			338,000,000		6,000,000		3,000,000
Selling, general and administrative expenses																			149,000,000		151,000,000		171,000,000
Mining exploration and research expenses																			107,000,000		106,000,000		157,000,000
Environmental obligations and shutdown costs																			77,000,000		118,000,000		66,000,000
Goodwill impairment																					0
Net gain on sales of assets																			(39,000,000)		(717,000,000)
Operating (loss) income																			1,075,000,000		4,420,000,000		4,749,000,000
Interest expense, net																			105,000,000		102,000,000		115,000,000
Provision for income taxes																			199,000,000		1,045,000,000		1,323,000,000
Total assets		38,155,000,000								37,120,000,000								36,174,000,000	38,155,000,000		37,120,000,000		36,174,000,000
Capital expenditures																			3,295,000,000		3,981,000,000		3,794,000,000
Oil and Gas Operations Segment [Member]
Revenues:
Unaffiliated customers																			1,994,000,000	[26],[27]	4,710,000,000	[26],[27]	2,616,000,000	[28]
Intersegment																			0	[27]	0	[27]	0
Production and delivery																			1,211,000,000	[4],[5],[27]	1,237,000,000	[27]	682,000,000
Depreciation, depletion and amortization																			1,804,000,000	[27]	2,291,000,000	[27]	1,364,000,000
Impairment of oil and gas properties	[27]																		12,980,000,000		3,737,000,000
Copper and molybdenum inventory adjustments																			0	[27]	0	[27]	0
Selling, general and administrative expenses																			188,000,000	[27]	207,000,000	[27]	120,000,000
Mining exploration and research expenses																			0	[27]	0	[27]	0
Environmental obligations and shutdown costs																			0	[27]	0	[27]	0
Goodwill impairment	[27]																				1,717,000,000
Net gain on sales of assets	[27]																		0		0
Operating (loss) income																			(14,189,000,000)	[27]	(4,479,000,000)	[27]	450,000,000
Interest expense, net																			186,000,000	[27]	241,000,000	[27]	181,000,000
Provision for income taxes																			0	[27]	0	[27]	0
Total assets		8,141,000,000	[27]							20,834,000,000	[27]							$ 26,252,000,000	8,141,000,000	[27]	20,834,000,000	[27]	26,252,000,000
Capital expenditures																			2,948,000,000	[27],[29]	3,205,000,000	[27],[29]	1,436,000,000
Charges to Cost of Sales for Asset Impairments, Inventory Write-Downs, Idle/Terminated Rig Costs and Prior Year Tax Assessments		$ 129,000,000		$ 21,000,000		$ 22,000,000		$ 17,000,000		$ 46,000,000									188,000,000		46,000,000
Crude Oil and Natural Gas Swaps [Member]
Revenues:
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net																			87,000,000		505,000,000		(334,000,000)
Discontinued Operations, Held-for-sale [Member] | Other Mining and Eliminations Segment [Member]
Revenues:
Capital expenditures																			229,000,000		159,000,000		$ 205,000,000
MOROCCO | Corporate, Other & Eliminations [Member]
Revenues:
Capital expenditures																			$ 100,000,000		$ 19,000,000

[1]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[2]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[3]	Revenues are attributed to countries based on the location of the customer.
[4]	Includes charges at U.S. Oil & Gas operations totaling $188 million in 2015 primarily for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments at the California properties and $46 million in 2014 primarily for idle/terminated rig costs and inventory write-downs.
[5]	Includes impairment, restructuring and other net charges for mining operations totaling $145 million, including $99 million at North America copper mines, $13 million at South America mines, $7 million at Molybdenum mines, $3 million at Rod & Refining, $20 million at Other Mining & Eliminations and $3 million for restructuring at Corporate, Other & Eliminations.
[6]	Includes charges at oil and gas operations of $17 million ($10 million to net loss attributable to common stockholders or $0.01 per share) in the first quarter, $22 million ($14 million to net loss attributable to common stockholders or $0.01 per share) in the second quarter, $21 million ($13 million to net loss attributable to common stockholders or $0.01 per share) in the third quarter, $129 million ($81 million to net loss attributable to common stockholders or $0.07 per share) in the fourth quarter and $188 million ($117 million to net loss attributable to common stockholders or $0.11 per share) for the year for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments related to the California properties.
[7]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[8]	Includes charges of $3.1 billion ($2.4 billion to net loss attributable to common stockholders or $2.31 per share) in the first quarter, $2.7 billion ($2.0 billion to net loss attributable to common stockholders or $1.90 per share) in the second quarter, $3.7 billion ($3.5 billion to net loss attributable to common stockholders or $3.25 per share) in the third quarter, $3.7 billion ($3.7 billion to net loss attributable to common stockholders or $3.18 per share) in the fourth quarter and $13.1 billion ($11.6 billion to net loss attributable to common stockholders or $10.72 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, after-tax impacts to net loss include net tax charges of $458 million ($0.44 per share) in the first quarter, $305 million ($0.29 per share) in the second quarter, $1.1 billion ($1.07 per share) in the third quarter, $1.4 billion ($1.21 per share) in the fourth quarter and $3.3 billion ($3.09 per share) for the year to establish a valuation allowance primarily against U.S. federal alternative minimum tax credits and foreign tax credits, partly offset by a tax benefit related to the impairment of the Morocco oil and gas properties in the third quarter.
[9]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[10]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[11]	Includes a net charge of $221 million related to the sale of the Candelaria and Ojos del Salado mines.
[12]	Includes charges related to changes in Chilean and Peruvian tax rules of $54 million and $24 million, respectively.
[13]	Includes a net tax benefit of $199 million as a result of the oil and gas acquisitions.
[14]	Adjustments include net provisions of $1.2 billion associated with an increase in the beginning of the year valuation allowance related to the impairment of U.S. oil and gas properties and $0.2 billion resulting from the termination of PT-FI's Delaware domestication reflecting a $1.5 billion reduction in deferred tax assets during the year, partially offset by a $1.3 billion reduction in the beginning of the year valuation allowance.
[15]	As a result of the oil and gas acquisitions, FCX recognized a net benefit of $199 million, consisting of $190 million associated with net reductions in the beginning of the year valuation allowances, $69 million related to the release of the deferred tax liability on PXP's investment in MMR common stock and $16 million associated with the revaluation of state deferred tax liabilities, partially offset by income tax expense of $76 million associated with the write off of deferred tax assets related to environmental liabilities.
[16]	Includes the results of the Candelaria and Ojos del Salado mines prior to their sale in November 2014.
[17]	Reflects net reductions for provisional pricing adjustments to prior period open sales.
[18]	Includes $50 million for shutdown costs associated with Atlantic Copper's scheduled 68-day maintenance turnaround, which was completed in fourth-quarter 2013.
[19]	Reflects impairment charges for international oil and gas properties primarily related to Morocco.
[20]	Includes $199 million of net benefits resulting from oil and gas acquisitions.
[21]	Includes revenues from FCX's molybdenum sales company, which includes sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.
[22]	Includes revenues from FCX's molybdenum sales company, which included sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines
[23]	Includes the gain and related income tax provision associated with the sale of the Candelaria and Ojos del Salado mines.
[24]	Includes (i) assets held for sale totaling $4.9 billion at December 31, 2015, and $4.8 billion at December 31, 2014, and (ii) capital expenditures totaling $229 million in 2015 and $159 million in 2014 associated with discontinued operations. Refer to Note 2 for a summary of the results of discontinued operations.
[25]	Includes (i) assets held for sale totaling $4.6 billion at December 31, 2013, and (ii) capital expenditures totaling $205 million in 2013 associated with discontinued operations. Refer to Note 2 for a summary of the results of discontinued operations.
[26]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.
[27]	Includes the results of Eagle Ford prior to its sale in June 2014.
[28]	Includes net mark-to-market losses associated with crude oil and natural gas derivative contracts totaling $334 million for the period from June 1, 2013, to December 31, 2013
[29]	Excludes international oil and gas capital expenditures totaling $100 million in 2015 and $19 million in 2014, primarily related to the Morocco oil and gas properties, which are included in Corporate, Other & Eliminations.